Share based compensation - Activities of company's RSUs and PSUs (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Weighted remaining contractual years
Oustanding	7 years 6 months 18 days
Share Incentive Plan, 2022
Number of RSUs
Outstanding at the beginning (in shares) | shares	15,033,854
Granted (new RSUs) (in shares) | shares	1,256,490
Granted (replacement RSUs) (in shares) | shares	4,935,321
Replaced (in shares) | shares	(4,935,321)
Exercised (in shares) | shares	(4,427,306)
Outstanding at the end (in shares) | shares	11,863,038
Exercisable (in shares) | shares	10,708,243
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 0.69
Granted (new RSUs) (in USD per share)	0
Granted (replacement RSUs) (in USD per share)	0.53
Replaced (in USD per share)	1.87
Exercised (in USD per share)	0.03
Outstanding at the end (in USD per share)	0.31
Exercisable (in USD per share)	0.28
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	4.91
Granted (new RSUs) (in USD per share)	1.83
Granted (replacement RSUs) (in USD per share)	2.02
Replaced (in USD per share)	2.02
Exercised (in USD per share)	6.53
Outstanding at the end (in USD per share)	4.04
Exercisable (in USD per share)	$ 4.07
Weighted remaining contractual years
Oustanding	8 years 6 months 18 days
Exercisable (in years)	8 years 6 months 10 days
Aggregate intrinsic value
Oustanding | $	$ 36,658
Exercisable | $	$ 34,652